Restructuring Charges And Asset Impairment (Details 1) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cost incurred in restructuring program by segment
Total net charges	¥ 62,318	¥ 116,472	¥ 75,390
Consumer, Professional & Devices [Member]
Cost incurred in restructuring program by segment
Total net charges	38,018	68,640	53,732
Networked Products & Services [Member]
Cost incurred in restructuring program by segment
Total net charges	7,021	3,682	3,062
Pictures [Member]
Cost incurred in restructuring program by segment
Total net charges	2,722	5,605	4,908
Music [Member]
Cost incurred in restructuring program by segment
Total net charges	2,662	5,225	6,337
Financial Services [Member]
Cost incurred in restructuring program by segment
Total net charges	5,010	5,078	789
All Other and Corporate [Member]
Cost incurred in restructuring program by segment
Total net charges	¥ 6,885	¥ 28,242	¥ 6,562